Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income (loss) per ordinary share - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Numerator: Earnings attributable to Class A common stock subject to possible redemption
Interest income	$ 1,275,238	$ 3,340,160
Unrealized gain on investments held in Trust Account	1,603	(7,004)
Less: Company’s portion available to be withdrawn to pay taxes	(280,766)	(772,682)
Net income allocable to Class A common stock subject to possible redemption	$ 996,075	$ 2,560,474
Denominator: Weighted average Class A common stock subject to possible redemption
Basic and diluted weighted average shares outstanding, Class A common stock subject to possible redemption (in Shares)	25,105,895	25,529,300
Basic and diluted net income per share, Class A common stock subject to possible redemption (in Dollars per share)	$ 0.04	$ 0.10
Numerator: Net loss minus net earnings
Net (loss) income	$ (49,260,297)	$ 5,878,770
Less: Income attributable to Class A common stock subject to possible redemption	(996,075)	(2,560,474)
Non-redeemable net (loss) income	$ (50,256,372)	$ 3,318,296
Denominator: Weighted Average Non-redeemable common stock
Basic and diluted weighted average shares outstanding, Non-redeemable common stock (in Shares)	10,831,605	9,090,741
Basic and diluted net (loss) income per common share, Non-redeemable common stock (in Dollars per share)	$ (4.64)	$ 0.37